Share-Based Compensation - Summary of Movement in Share Options (Detail) - Sharesave Schemes number in Thousands	12 Months Ended
	Dec. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	23,373	26,838
Number of options granted	11,642	9,594
Number of options exercised	(860)	(7,978)
Number of options forfeited/expired	(12,993)	(5,081)
Number of options outstanding ending balance	21,162	23,373
Number of options exercisable	1,805	2,519
Weighted average exercise price outstanding beginning balance	£ 3.03	£ 3.12
Weighted average exercise price granted	1.65	2.83
Weighted average exercise price exercised	2.75	2.83
Weighted average exercise price forfeited/expired	2.96	3.42
Weighted average exercise price outstanding ending balance	2.32	3.03
Weighted average exercise price exercisable ending balance	£ 3.59	£ 3.62